Document and Entity Information	Jun. 23, 2020
Cover [Abstract]
Entity Registrant Name	GENTHERM Inc
Amendment Flag	true
Entity Central Index Key	0000903129
Document Type	8-K/A
Document Period End Date	Jun. 23, 2020
Entity Incorporation State Country Code	MI
Entity File Number	0-21810
Entity Tax Identification Number	95-4318554
Entity Address, Address Line One	21680 Haggerty Road
Entity Address, City or Town	Northville
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48167
City Area Code	(248)
Local Phone Number	504-0500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	THRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K that was filed with the Securities and Exchange Commission on June 25, 2020 (the “Original Form 8-K”) by Gentherm Incorporated (the “Company”) regarding the appointment of David Heinzmann to the Company’s Board of Directors (the “Board”). As of the filing date of the Original Form 8-K, Mr. Heinzmann had not been appointed to any committees of the Board.